GOODWILL	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
GOODWILL	GOODWILL
The following table presents the change in the balance of goodwill for the six-month period ended June 30, 2023 and the twelve-month period ended December 31, 2022:

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Balance at beginning of period	$15,479	$8,585
Acquisitions through business combinations (1)	164	7,446
Impairment	—	(111)
Dispositions	(142)	(3)
Assets reclassified as held for sale (2)	(218)	(11)
Foreign currency translation	86	(427)
Balance at end of period	$15,369	$15,479
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(1)See Note 3 for additional information.
(2)See Note 9 for additional information.